Annual Total Returns [BarChart] - Longleaf Partners International Fund - Longleaf Partners International Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(20.29%)
Annual Return 2012	21.23%
Annual Return 2013	28.14%
Annual Return 2014	(14.76%)
Annual Return 2015	(7.91%)
Annual Return 2016	12.20%
Annual Return 2017	24.23%
Annual Return 2018	(7.08%)
Annual Return 2019	20.00%
Annual Return 2020	(1.22%)